Segmented information (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2019	Net interest income (1)	$1,540	$293	$338	$255	$34	$2,460
Apr. 30	Non-interest income (2)(3)	588	710	137	496	151	2,082
	Total revenue (1)	2,128	1,003	475	751	185	4,542
	Provision for (reversal of) credit losses	229	23	11	–	(8)	255
	Amortization and impairment (4)	25	2	27	1	123	178
	Other non-interest expenses	1,097	528	250	371	164	2,410
	Income (loss) before income taxes	777	450	187	379	(94)	1,699
	Income taxes (1)	207	122	24	100	(102)	351
	Net income (loss)	$570	$328	$163	$279	$8	$1,348
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	570	328	163	279	1	1,341
	Average assets (5)	$258,272	$61,779	$47,939	$182,980	$82,586	$633,556
2019	Net interest income (1)	$1,567	$320	$345	$286	$78	$2,596
Jan. 31	Non-interest income (2)(3)	599	672	134	419	145	1,969
	Total revenue (1)	2,166	992	479	705	223	4,565
	Provision for (reversal of) credit losses	208	43	16	66	5	338
	Amortization and impairment (4)	23	2	27	1	118	171
	Other non-interest expenses	1,304	513	247	367	158	2,589
	Income (loss) before income taxes	631	434	189	271	(58)	1,467
	Income taxes (1)	168	115	21	70	(89)	285
	Net income (loss)	$463	$319	$168	$201	$31	$1,182
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	463	319	168	201	27	1,178
	Average assets (5)	$259,817	$60,189	$46,710	$176,567	$77,316	$620,599
2018	Net interest income (1)	$1,489	$275	$303	$371	$38	$2,476
Apr. 30	Non-interest income (2)(3)	601	662	126	339	172	1,900
	Total revenue (1)	2,090	937	429	710	210	4,376
	Provision for (reversal of) credit losses	203	1	11	(9)	6	212
	Amortization and impairment (4)	24	3	25	1	109	162
	Other non-interest expenses	1,068	508	231	375	173	2,355
	Income (loss) before income taxes	795	425	162	343	(78)	1,647
	Income taxes (1)	211	115	24	94	(116)	328
	Net income (loss)	$584	$310	$138	$249	$38	$1,319
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	584	310	138	249	32	1,313
	Average assets (5)	$258,523	$55,042	$41,283	$164,639	$74,853	$594,340
(1)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $1 million and $43 million, respectively, for the three months ended April 30, 2019 (January 31, 2019: nil and $41 million, respectively; April 30, 2018: $1 million and $52 million, respectively) with an equivalent offset in Corporate and Other.

(2)

The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(3)

Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model. Prior period amounts have been restated to conform to the presentation adopted in the current quarter.

(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.

$ millions, for the six months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2019	Net interest income (1)	$3,107	$613	$683	$541	$112	$5,056
Apr. 30	Non-interest income (2)(3)	1,187	1,382	271	915	296	4,051
	Total revenue (1)	4,294	1,995	954	1,456	408	9,107
	Provision for (reversal of) credit losses	437	66	27	66	(3)	593
	Amortization and impairment (4)	48	4	54	2	241	349
	Other non-interest expenses	2,401	1,041	497	738	322	4,999
	Income (loss) before income taxes	1,408	884	376	650	(152)	3,166
	Income taxes (1)	375	237	45	170	(191)	636
	Net income (loss)	$1,033	$647	$331	$480	$39	$2,530
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	1,033	647	331	480	28	2,519
	Average assets (5)	$259,057	$60,970	$47,314	$179,721	$79,908	$626,970
2018	Net interest income (1)	$3,006	$543	$596	$800	$4	$4,949
Apr. 30	Non-interest income (2)(3)	1,222	1,348	265	711	340	3,886
	Total revenue (1)	4,228	1,891	861	1,511	344	8,835
	Provision for (reversal of) credit losses	351	2	25	(25)	12	365
	Amortization and impairment (4)	48	5	55	2	218	328
	Other non-interest expenses	2,142	1,029	458	750	388	4,767
	Income (loss) before income taxes	1,687	855	323	784	(274)	3,375
	Income taxes (1)	447	231	51	213	(214)	728
	Net income (loss)	$1,240	$624	$272	$571	$(60)	$2,647
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	1,240	624	272	571	(71)	2,636
	Average assets (5)	$258,366	$54,147	$40,840	$165,886	$73,070	$592,309
(1)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of $1 million and $84 million, respectively, for the six months ended April 30, 2019 ($1 million and $205 million, respectively, for the six months ended April 30, 2018) with an equivalent offset in Corporate and Other.

(2)

The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(3)

Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model. Prior period amounts have been restated to conform to the presentation adopted in the current quarter.

(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.